Investments in associates (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Information in Associates of Company and Company's Ownership
a)	Information in associates of the Company and the Company´s ownership:

	Shares issued by the associate	Shares held by Cosan	Cosan ownership interest	Economic benefits %
Tellus Brasil Participações S.A.	65,957,282	33,638,214	51.00%	5.00%
Novvi Limited Liability Company	620,002	200,000	32.26%	32.26%
Janus Brasil Participações S.A.	1,907,000	934,430	51.00%	5.00%
Radar Propriedades Agrícolas S.A.	1,735,703	531,125	51.00%	3.00%
Radar II Propriedades Agrícolas S.A.	81,440,221	24,920,708	51.00%	3.00%
Usina Santa Luiza S.A.	28,553,200	9,516,782	33.33%	33.33%
	January 1, 2017	Interest in earnings (losses) of associates	Other comprehensive income	Dividends	Capital increase	Other	December 31, 2017
Investments in associates
Tellus Brasil Participações S.A.	97,002	4,972	—	(3,251)	—	—	98,723
Novvi Limited Liability Company	18,838	(7,665)	583	—	—	—	11,756
Janus Brasil Participações S.A.	33,998	3,014	3,181	(1,840)	13,073	—	51,426
Radar Propriedades Agrícolas S.A.	55,148	3,128	232	(976)	—	—	57,532
Radar II Propriedades Agrícolas S.A.	30,537	1,704	46	(1,161)	—	—	31,126
Usina Santa Luiza S.A.	—	8,979	—	—	1,433	(6,023)	4,389
Other	51,424	3,030	—	(9,002)	—	938	46,390

Total	286,947	17,162	4,042	(16,230)	14,506	(5,085)	301,342

	January 1, 2016	Interest in earnings (losses) of associates	Reclassification from non-current assets held for sale	Other comprehensive income	Dividends	Capital increase	Other	December 31, 2016
Investments in associates
Tellus Brasil Participações S.A.	99,638	5	—	—	(2,641)	—	—	97,002
Novvi Limited Liability Company	6,783	(8,917)	—	—	—	20,972	—	18,838
Janus Brasil Participações S.A.	23,713	3,938	—	(90)	(1,393)	7,830	—	33,998
Radar Propriedades Agrícolas S.A.	—	(1,013)	56,161	—	—	—	—	55,148
Radar II Propriedades Agrícolas S.A.	—	90	29,907	—	—	—	540	30,537
Other	54,242	1,457	—	—	(5,933)	—	1,658	51,424

Total	184,376	(4,440)	86,068	(90)	(9,967)	28,802	2,198	286,947

Summary of Financial Information of Associates

Financial information of associates:

	December 31, 2017
	Assets	Liabilities	Shareholders’ equity	Profit or (loss) in the year
Tellus Brasil Participações S.A.	2,029,201	(99,135)	(1,930,066)	97,044
Janus Brasil Participações S.A.	1,753,327	(162,531)	(1,590,796)	116,357
Radar Propriedades Agrícolas S.A.	2,362,536	(63,915)	(2,298,621)	125,441
Radar II Propriedades Agrícolas S.A.	1,026,024	(53)	(1,025,971)	56,197
Novvi Limited Liability Company	42,739	(7,095)	(35,644)	(24,415)

	December 31, 2016
	Assets	Liabilities	Shareholders’ equity	Profit or (loss) in the year
Tellus Brasil Participações S.A.	1,351,229	(137,817)	(1,213,412)	25,240
Janus Brasil Participações S.A.	1,981,815	(86,357)	(1,895,458)	61,475
Radar Propriedades Agrícolas S.A.	2,272,186	(76,967)	(2,195,219)	6,277
Radar II Propriedades Agrícolas S.A.	1,025,099	(7,197)	(1,017,902)	33,151
Novvi Limited Liability Company	31,667	(5,362)	(26,305)	(7,538)

Summary of Non-controlling Interests in Subsidiaries
b)	Information in the non-controlling interests in subsidiaries of the Company:

	Shares issued by the associate	Shares held by non-controlling shareholders	Non-controlling interest
Cosan S.A.	407,904,353	169,782,728	41.62%
Cosan Logística S.A.	463,224,241	127,088,597	27.44%
Companhia de Gás de São Paulo—Comgás	130,038,279	26,171,755	20.13%
Rumo S.A.	1,559,015,898	1,088,431,798	69.82%
Logispot Armazéns Agrícolas S.A.	2,040,816	1,000,000	49.00%

	January 1, 2017	Interest in earnings (losses) of associates	Sales or purchase of interests	Other comprehensive income (losses)	Dividends	Capital increase	Other	December 31, 2017
Cosan S.A.	3,343,719	499,455	148,465	66,612	(274,177)	—	10,976	3,795,050
Cosan Logística S.A.	424,784	(21,840)	(6,026)	124	—	209,786	456	607,284
Companhia de Gás de São Paulo—Comgás	1,826,733	195,206	(753,019)	(3,130)	(428,603)	—	13,408	850,595
Rumo S.A.	4,105,962	(182,997)	(33,281)	999	(5,049)	1,843,176	3,953	5,732,763
Logispot Armazéns Agrícolas S.A.	36,088	(1,500)	—	—	—	—	—	34,588
Other	—	6,952	—	—	(19,395)	—	12,819	376

Total	9,737,286	495,276	(643,861)	64,605	(727,224)	2,052,962	41,612	11,020,656

	January 1, 2016	Interest in earnings (losses) of associates	Sales or purchase of interests	Other comprehensive income (losses)	Dividends	Capital increase	Incorporation	Other	December 31, 2016
Cosan S.A.	3,274,913	415,177	—	33,618	(330,431)	—	—	(49,558)	3,343,719
Cosan Logística S.A.	409,051	(61,325)	—	428	—	139,556	—	(62,926)	424,784
Companhia de Gás de São Paulo—Comgás	2,109,567	313,207	—	(20,913)	(563,371)	—	—	(11,757)	1,826,733
Rumo Logística Operadora Multimodal S.A.	2,866,244	(525,888)	—	4,816	—	1,846,052	(4,105,962)	(85,262)	—
Rumo S.A.	—	—	—	—	—	—	4,105,962	—	4,105,962
Logispot Armazéns Agrícolas S.A.	36,835	(747)	—	—	—	—	—	—	36,088
Radar Propriedades Agrícolas S.A.	1,728,749	37,828	(1,766,959)	382	—	—	—	—	—
Radar II Propriedades Agrícolas S.A.	349,022	10,547	(359,607)	38	—	—	—	—	—
Elimination of participation Radar II in Radar	(498,850)	(7,580)	506,430	—	—	—	—	—	—

Total	10,275,531	181,219	(1,620,136)	18,369	(893,802)	1,985,608	—	(209,503)	9,737,286

Summary of Financial Statements

Summarized balance sheet:

	Cosan S.A.		Cosan Logística S.A.		Companhia de Gás de São Paulo – Comgás		Rumo S.A
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Current
Assets	2,439,746	1,886,852	7,112	7,278	3,292,492	3,003,846	581,296	324,390
Liabilities	(1,074,408)	(472,635)	(3,625)	(2,176)	(3,126,675)	(1,980,304)	(585,226)	(1,086,631)

Net current assets (liabilities)	1,365,338	1,414,217	3,487	5,102	165,817	1,023,542	(3,930)	(762,241)
Non-current
Assets	14,154,927	14,158,798	2,207,520	1,535,123	9,104,142	9,311,327	10,239,474	9,421,556
Liabilities	(6,073,595)	(6,607,409)	—	—	(4,730,870)	(5,141,649)	(2,484,084)	(3,254,620)

Net non-current assets	8,081,332	7,551,389	2,207,520	1,535,123	4,373,272	4,169,678	7,755,390	6,166,936
Equity	9,446,670	8,965,606	2,211,007	1,540,225	4,539,089	5,193,220	7,751,460	5,404,695

Summarized statement of profit or loss and other comprehensive income:

	Cosan S.A.			Cosan Logística S.A.
	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2017	December 31, 2016	December 31, 2015
Profit (loss) before taxes	1,606,191	754,717	280,848	(78,218)	(206,412)	(25,841)
Income tax (expenses) benefit	(290,867)	357,425	260,320	(1,297)	(282)	(4,189)
Profit (loss) from discontinued operation	—	(76,057)	38,915	—	—	—

Profit (loss) for the year	1,315,324	1,036,085	580,083	(79,515)	(206,694)	(30,030)
Other comprehensive income	179,645	(111,232)	(359,989)	394	1,276	3,404

Total comprehensive income (loss)	1,494,969	924,853	220,094	(79,121)	(205,418)	(26,626)

Comprehensive income attributable to non-controlling interests	622,254	348,764	80,328	(21,707)	(56,515)	(9,780)
Dividends paid	(376,679)	(866,834)	(272,330)	—	—	—

	Companhia de Gás de São Paulo – Comgás			Rumo S.A
	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2017	December 31, 2016	December 31, 2015
Net sales	5,537,857	5,657,246	6,597,017	734,840	40,759	903,930
Profit (loss) before taxes	795,629	1,312,517	866,742	(293,290)	(1,137,856)	(182,164)
Income tax (expenses) benefit	(235,972)	(411,418)	(248,354)	32,483	74,626	23,757

Profit (loss) for the year	559,657	901,099	618,388	(260,807)	(1,063,230)	(158,407)
Other comprehensive income	(15,585)	(56,012)	2,277	1,383	4,746	12,966

Total comprehensive income (loss)	544,072	845,087	620,665	(259,424)	(1,058,484)	(145,441)

Comprehensive income attributable to non-controlling interests	109,501	315,555	240,011	(185,566)	(758,192)	(107,248)
Dividends paid	1,121,407	(1,369,456)	(129,253)	—	—	(300,000)

Summarized statements of cash flows(i):

	Cosan S.A.			Cosan Logística S.A.
	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2017	December 31, 2016	December 31, 2015
Net cash generated by (used in) operating activities	98,643	(415,565)	(490,411)	(3,481)	(3,992)	9,668

Net cash generated by (used in) investing activities	1,126,170	2,032,424	748,456	(748,482)	(757,768)	199,897

Net cash provided by (used in) financing activities	(2,147,738)	(1,280,978)	97,000	753,853	587,915	(36,718)

Increase (decrease) in cash and cash equivalents	(922,925)	335,881	355,045	1,890	(173,845)	172,847

Cash and cash equivalents at the beginning of year	1,066,930	731,049	376,004	15	173,860	1,013
Cash and cash equivalents at the end of year	144,005	1,066,930	731,049	1,905	15	173,860

	Companhia de Gás de São Paulo – Comgás			Rumo S.A.
	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2017	December 31, 2016	December 31, 2015
Cash generated from operations	1,701,783	2,158,498	2,224,752	(529,337)	558,205	(88,190)
Income taxes paid	(64,680)	(70,774)	(86,693)	—	—	—

Net cash generated by operating activities	1,637,103	2,087,724	2,138,059	(529,337)	558,205	(88,190)

Net cash (used in) generated by investing activities	(634,776)	(637,013)	(521,313)	(1,434,807)	(761,601)	(336,019)

Net cash provided by (used in) financing activities	(1,383,142)	(1,310,018)	(622,810)	1,962,035	202,912	398,093

Increase (decrease) in cash and cash equivalents	(380,815)	140,693	993,936	(2,109)	(484)	(26,116)

Cash and cash equivalents at the beginning of year	2,108,336	1,967,643	973,707	3,039	3,523	29,639
Cash and cash equivalents at the end of year	1,727,521	2,108,336	1,967,643	930	3,039	3,523

(i)	Information presented for subsidiaries with significant non-controlling interest.